Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
Discontinued Operations

Note 12 — Discontinued Operations

During the quarter ended December 31, 2022, we committed to a strategic shift in our business strategy for 2023 and beyond including the sale of 365 Cannabis and LCA, or the Discontinued Group. Subsequent to the sales of 365 Cannabis and LCA that were completed in January 2023, we have no future involvement or relationships with these businesses. As a result of these actions, the assets and liabilities and results of operations of the Discontinued Group have been classified as held for sale and discontinued operations, respectively, for all periods presented.

The following table presents the major classes of assets and liabilities of the Discontinued Group:

As of December 31, 2022
Cash and restricted cash	$305,500
Accounts receivable, net	112,444
Prepaid expenses & other current assets	578,393
Fixed assets	63,764
Capitalized software, net	828,555
Intangible assets, net	3,241,372
Total assets held for sale	$5,130,028

Accounts payable, accrued expenses and other current liabilities	$1,034,426
Deferred revenue	994,713
Deferred revenue, noncurrent	217,083
Total liabilities held for sale	$2,246,222

The following table summarizes the results of operations of the Discontinued Group:

	Three Months Ended March 31,
	2023	2022
Revenue	$214,346	$2,705,761
Cost of revenue	10,119	680,662
Gross profit	204,227	2,025,099
Product development	117,500	389,614
Sales and marketing	171,753	1,184,979
General and administrative	4,032	648,101
Depreciation and amortization	24,507	511,947
Impairment of long-lived assets	—	31,420
Other expense	(1,833)	—
Loss from discontinued operations before income taxes	(115,398)	(740,962)
Income tax benefit	—	—
Loss from discontinued operations, net of tax	(115,398)	(740,962)
Gain on sale of discontinued operations, net of tax	212,601	—
Net gain (loss) from discontinued operations, net of tax	$97,203	$(740,962)

The impairment of long-lived assets for the three months ended March 31, 2022 is attributable to goodwill associated with LCA. We recognized a gain on the disposition of the Discontinued Group as the sum of the cash proceeds received, or $0.6 million, and the termination and release of the Earn-out Obligation, or $2.3 million, exceeded the carrying values of $2.7 million attributable to the net assets of the Discontinued Group upon their dispositions in January 2023. While there were none during the three months ended March 31, 2023, the Discontinued Group incurred capital expenditures for capitalized software assets of $0.3 million for the three months ended March 31, 2022. There were no material non-cash investing and financing activities attributable to the Discontinued Group for the three months ended March 31, 2023 and 2022, respectively.

Note 17 — Discontinued Operations

During the quarter ended December 31, 2022, we committed to a strategic shift in our business strategy for 2023 and beyond including the sale of 365 Cannabis and LCA, or the Discontinued Group. Subsequent to the sales of 365 Cannabis and LCA that were completed in January 2023, we will have no future involvement or relationships with these businesses. As a result of these actions, the assets and liabilities and results of operations of the Discontinued Group have been classified as held for sale and discontinued operations, respectively, for all periods presented.

The following table presents the major classes of assets and liabilities of the Discontinued Group:

	As of December 31,
	2022	2021
Cash and restricted cash	$305,500	$1,354,899
Accounts receivable, net	112,444	530,086
Prepaid expenses & other current assets	578,393	258,042
Fixed assets	63,764	87,123
Capitalized software, net	828,555	371,023
Intangible assets, net	3,241,372	15,056,111
Goodwill	—	14,098,384
Other noncurrent assets	—	9,700
Total assets	$5,130,028	$31,765,368

Accounts payable, accrued expenses and other current liabilities	$1,034,426	$677,747
Deferred revenue	994,713	2,672,019
Deferred revenue, noncurrent	217,083	336,773
Total liabilities	$2,246,222	$3,686,539

Current assets held for sale	$5,130,028	$2,143,027
Noncurrent assets held for sale	—	29,622,341
Total assets held for sale	$5,130,028	$31,765,368

Current liabilities held for sale	$2,246,222	$3,349,766
Noncurrent liabilities held for sale	—	336,773
Total liabilities held for sale	$2,246,222	$3,686,539

The following table summarizes the results of operations of the Discontinued Group:

	Year Ended December 31,
	2022	2021
Revenue	$9,453,309	$3,057,877
Cost of revenue	2,418,322	685,603
Gross profit	7,034,987	2,372,274
Research and development	1,807,068	379,943
Sales and marketing	4,166,545	1,399,908
General and administrative	472,479	248,578
Depreciation and amortization	2,212,438	560,599
Impairment of long-lived assets	22,811,310	29,196
Changes in fair value of contingent consideration	(4,016,194)	—
Interest expense	596	794
Loss from discontinued operations before income taxes	(20,419,255)	(246,744)
Income tax benefit	(12,919)	(1,500)
Net loss from discontinued operations, net of tax	$(20,432,174)	$(248,244)

The $22.8 million impairments of long-lived assets for the year ended December 31, 2022 are attributable to goodwill ($12.5 million), intangible assets ($10.0 million) and capitalized software ($0.3 million). Of this total, $22.2 million was attributable to 365 Cannabis and $0.6 million to LCA. The impairments of long-lived assets for the year ended December 31, 2021 are fully attributable to goodwill of LCA. The Discontinued Group incurred capital expenditures for capitalized software assets of $1.1 million and $0.4 million for the years ended December 31, 2022 and 2021, respectively. Other than those attributable to the acquisition of 365 Cannabis in 2021 which are disclosed in Note 4, there were no material non-cash investing and financing activities attributable to the Discontinued Group for the years ended December 31, 2022 and 2021, respectively.